Consolidated Statements of Changes in Equity (Bendon Limited) (NZD) - Bendon Limited [Member] - NZD ($) $ in Thousands	Ordinary Shares [Member]	Retained Earnings/(Accumulated Losses) [Member]	Foreign Currency Translation Reserve [Member]	Total stockholders' Equity [Member]
Balance at Jun. 30, 2014	$ 3,108	$ 14,992	$ (2,063)	$ 16,037
Loss for the period		(13,105)		(13,105)
Other comprehensive loss for the year			(93)	(93)
Balance at Jun. 30, 2015	3,108	1,887	(2,156)	2,839
Loss for the period		(20,746)		(20,746)
Other comprehensive loss for the year			31	31
Balance at Jun. 30, 2016	3,108	(18,859)	(2,125)	(17,876)
Loss for the period		(15,979)		(15,979)
Other comprehensive loss for the year			(29)	(29)
Issuance new shares	24,840			24,840
Balance at Jan. 31, 2017	27,948	(34,838)	(2,154)	(9,044)
Balance at Jan. 31, 2017	27,948	(34,838)	(2,154)	(9,044)
Loss for the period		(37,593)		(37,593)
Other comprehensive loss for the year			148	148
Issuance new shares	22,990			22,990
Value of conversion rights - convertible notes	17,789			17,789
Balance at Jan. 31, 2018	$ 68,727	$ (72,431)	$ (2,006)	$ (5,710)